Deposits	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Deposits

(10)   Deposits

Deposits are the primary source of funds for use in lending and general business purposes. Our balance sheet growth is largely determined by the availability of deposits in our markets and the prospects of profitably utilizing the available deposits by increasing the loan or investment portfolios. Total deposits at December 31, 2012 were $1.6 billion, a decrease of $180.3 million or 10% over the $1.8 billion reported at December 31, 2011. The decrease is a result of decreases in interest-bearing demand deposits of $20.5 million, time deposits under $100 thousand of $131.7 million, and time deposits over $100 thousand of $64.6 million, partially offset by an increase of $37.8 million in noninterest-bearing demand deposits. Declines in deposits resulted from branch sales and the Company’s strategy of reducing interest rates in an effort to improve earnings and reduce excess liquidity. The scheduled maturities of time deposits (in thousands) at December 31, 2012 and 2011 were as follows.

	2012		2011
	Time Deposits	Time Deposits	Time Deposits	Time Deposits
	Less than $100	$100 or More	Less than $100	$100 or More
Maturity of:
3 months or less	$64,055	$81,606	$111,321	$71,617
3 months - 6 months	56,166	46,268	111,476	123,045
6 months - 12 months	88,083	83,164	154,798	94,025
1 year - 2 years	82,638	76,695	85,628	91,076
2 years - 3 years	13,697	39,203	13,552	21,204
3 years - 4 years	62,696	31,836	8,660	11,614
4 years - 5 years	24,234	21,608	37,624	32,396
Over 5 years	2,011	873	2,232	828

	$393,580	$381,253	$525,291	$445,805

Total brokered deposits were $63.4 million and $97.5 million at December 31, 2012 and 2011, respectively. According to the Written Agreement, BOHR is restricted from accepting new brokered deposits above the amount it had when it entered into the agreement. Of these brokered funds $9.4 million and $15.2 million were interest-bearing demand deposits and the remaining $54.0 million and $82.3 million were time deposits at December 31, 2012 and 2011, respectively.